MANAGER DIRECTED PORTFOLIOS (the “Trust”)
f/k/a The Roxbury Funds

Hood River Small-Cap Growth Fund
Mar Vista Strategic Growth Fund

Supplement dated July 1, 2016 to the Statement of Additional Information (“SAI”)
dated November 1, 2015

Trustee and Officer Changes

At a shareholder meeting held on June 21, 2016, shareholders of the Trust elected new Trustees effective July 1, 2016. The Board of Trustees of the Trust had previously appointed new officers to the Trust effective July 1, 2016. Accordingly, the information in the “Trustees and Officers” tables on pages 15 and 16 of the SAI is hereby deleted and replaced with the following:

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEE
James R. Schoenike(2) (Born 1959)	Trustee since July 2016	President and CEO, Board of Managers, Quasar Distributors, LLC, since 2000	2	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Managing Director of Kohala Capital Partners, LLC, since 2011; Vice President, Becker Capital Management, Inc. (1997 – 2011)	2	None
Scott Craven Jones (Born 1962)	Trustee since July 2016	Managing Director, Carne Global Financial Services (US) LLC, since 2013; Adviser, Wanzenburg Partners (2012 – 2013); Chief Operating Officer and Chief Financial Officer, Aurora Investment Management (2010 – 2012)	2	Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry), since 2015
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Vice President and Secretary, The Motley Fool Funds Trust, since 2009; Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; General Counsel, Motley Fool Asset Management, LLC, since 2008; Manager, Motley Fool Wealth Management, LLC, since 2013; Adjunct Professor, Washington College of Law, American University, since 2006	2	None

[1]	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, WI 53202.

[2]	Mr. Schoenike is an Interested Trustee by virtue of his position as President of Quasar Distributors, LLC, the Funds' distributor.

[3]	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Name (Year of Birth) and Address	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, USBFS, since 2001
Matthew J. McVoy(1) (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, USBFS, since 2005
Nathan R. Bentley, CPA(1) (Born 1983)	Assistant Treasurer, since July 1, 2016	Officer, Compliance and Administration, USBFS, since 2012; Master of Science, Accounting Graduate, University of Wisconsin-Milwaukee (2010 – 2012)
Gerard Scarpati(2) (Born 1955)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since July 1, 2016	Compliance Director, Vigilant, since 2010
Carolyn Mead(2) (Born 1957)	Secretary, since July 1, 2016	Compliance Director, Vigilant Compliance, LLC, since 2015; Counsel at SEI Investments Global Funds Services (2007-2014)

[1]	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

[2]	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.

[3]	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

In addition, the third sentence under “Trustees and Officers” on page 15 is hereby deleted.

 The information in the first paragraph under “Trustees and Officers – Leadership Structure and Responsibilities of the Board and the Committee” is hereby updated to delete references to Steven N. Marshman. The Board is expected to select a new Chairman in August 2016.

The information under “Trustees and Officers – Trustee Experience, Qualifications, Attributes and/or Skills” is hereby deleted and replaced with the following:

Trustee Experience, Qualifications, Attributes and/or Skills. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as the Trust’s audit committee financial expert. Mr. Lyman has over 15 years of experience in the investment management industry. He has been the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, since 2011. Prior to that, he served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

Mr. Schoenike has been a trustee of the Trust since July 2016 and has been in the securities industry since 1981. He has been employed by various subsidiaries of U.S. Bancorp since 1990. In 2000, Mr. Schoenike was instrumental in establishing Quasar, a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he now serves as President and Chief Executive Officer. Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator. His FINRA registrations include a series 7, 63, 24 (General Securities Principal), 4 (Options Principal), and 53 (Municipal Securities Principal), and he is also registered as an Operations Principal.

Mr. Jones has been a trustee of the Trust since July 2016 and has over 25 years of experience in the asset management industry as an attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones has served as a Managing Director of Carne Global Financial Services (US) LLC since 2013. Prior to that, he was an Adviser to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

Mr. Greenberg has been a trustee of the Trust since July 2016 and has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996, and Vice President and Secretary of The Motley Fool Funds Trust, an open-end management investment company with three portfolios, since 2009. He has also served as General Counsel to Motley Fool Asset Management, LLC since 2008 and Manager of Motley Fool Wealth Management, LLC since 2013. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, and Germany. He has a Master’s degree and a Juris Doctorate degree from Stanford University.

Service Provider Changes

As noted in the Prospectus Supplement dated April 13, 2016, the Board has approved the retention of U.S. Bancorp Fund Services, LLC (“USBFS”), U.S. Bank N.A. (“U.S. Bank”), Quasar Distributors LLC (“Quasar”) and Vigilant Compliance, LLC (“Vigilant”) as new service providers to the Trust. The new service agreements became effective on July 1, 2016.

As a result, Roxbury Capital Management, LLC no longer serves as subadministrator to the Funds. Accordingly, all references to Roxbury as subadministrator are hereby deleted in their entirety.

The information related to BNY Mellon under the “Administration and Accounting Services” and “Additional Service Providers” on pages 27 and 28 is hereby deleted and replaced by U.S. Bancorp Fund Services, LLC (“USBFS”), located at 615 E. Michigan Street, Milwaukee, WI 53202. USBFS provides Administration and Accounting Services pursuant to an agreement dated as of July 1, 2016.

The information related to The Bank of New York Mellon as Custodian under “Additional Service Providers” on page 28 is hereby deleted and replaced by U.S. Bank N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212. U.S. Bank N.A. provides custody services pursuant to an agreement dated as of July 1, 2016.

The Information related to Foreside Fund Services, LLC under the “Distribution of Shares” section on page 29 of the SAI is hereby deleted and replaced by Quasar Distributors, LLC (“Quasar”), 615 East Michigan Street, Milwaukee, Wisconsin 53202. Quasar serves as the distributor of the Funds’ shares pursuant to a Distribution Agreement dated as of July 1, 2016.

Please retain this supplement for future reference.

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